Reserves for Future Policy Benefits and Separate Account Liabilities - Separate Accounts by Major Category of Investment (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Fair value	$ 25,869	$ 34,602
Invested in fixed income securities	18.00%	17.00%
Invested in equity securities	82.00%	83.00%
Equity securities, at fair value
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Fair value	$ 24,548	$ 33,240
Cash
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Fair value	1,321	1,362
GMDB
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Account value	2,983
Deferred Annuitization | GMDB
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Account value	$ 2,600	$ 3,000